Restricted cash	12 Months Ended
Dec. 31, 2012
Restricted Cash
Restricted cash

Restricted cash consists of US dollar money market securities (plus accrued interest) which have been deposited by NXT with financial institutions as security in order for these institutions to issue bank letters of credit for the benefit of third party clients.   These letters of credit include contractual performance bonds related to conducting certain SFD® surveys.

	2012	2011

Total restricted cash	$433,369	$74,135
Less current portion, amounts scheduled to be released to NXT within 12 months	(433,369)	-

	$-	$74,135